Background of companies included in consolidation(Details 1)	12 Months Ended
Dec. 31, 2017
Pampa Group [Member]
Background of companies included in consolidation [Line Items]
Ownership interest %	29.97%
Pampa Group [Member] | Sociedad de Inversiones Pampa Calichera S.A. [Member]
Background of companies included in consolidation [Line Items]
Tax ID No.	96,511,530-7
Ownership interest %	19.72%
Pampa Group [Member] | Potasios de Chile S.A. [Member]
Background of companies included in consolidation [Line Items]
Tax ID No.	76,165,311-5
Ownership interest %	6.91%
Pampa Group [Member] | Inversiones Global Mining Chile Limitada [Member]
Background of companies included in consolidation [Line Items]
Tax ID No.	96,863,960-9
Ownership interest %	3.34%
Kowa Group [Member]
Background of companies included in consolidation [Line Items]
Ownership interest %	2.12%
Kowa Group [Member] | Inversiones la Esperanza Chile Ltda. [Member]
Background of companies included in consolidation [Line Items]
Tax ID No.	79,798,650-k
Ownership interest %	1.43%
Kowa Group [Member] | Kowa Co Ltd. [Member]
Background of companies included in consolidation [Line Items]
Tax ID No.	59,046,730-8
Ownership interest %	0.30%
Kowa Group [Member] | Kochi S.A. [Member]
Background of companies included in consolidation [Line Items]
Tax ID No.	96,518,570-4
Ownership interest %	0.30%
Kowa Group [Member] | La Esperanza Delaware Corporation [Member]
Background of companies included in consolidation [Line Items]
Tax ID No.	59,023,690-k
Ownership interest %	0.09%